Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Note 5 – Intangible Assets

As of June 30, 2025 and December 31, 2024, intangible assets consisted of the following:

	June 30, 2025	December 31, 2024
Accounting software	$26,800	$26,800
Less: accumulated amortization	(26,373)	(23,691)
	$427	$3,109

Amortization expense was $2,682 and $2,682 for the six months ended June 30, 2025 and 2024, respectively and $1,341 and $1,341 for the three months ended June 30, 2025 and 2024, respectively.

Note 5 – Intangible Assets

As of December 31, 2024and 2023, intangible assets consisted of the following:

	December 31, 2024	December 31, 2023
Accounting software	$26,800	$26,800
Less: accumulated amortization	(23,691)	(18,327)
	$3,109	$8,473

Amortization expense was $5,364 and $ 5,364 for the years ended December 31, 2024 and 2023, respectively.